Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Computed "expected" tax benefit			$ (1,804,200)	$ (2,442,589)
Increase (reduction) in income taxes resulting from:
State Tax, net of federal			(225,900)	(697,883)
Stock Compensation and Warrant Modification			372,190
Miscellaneous			17,572
Non-deductible finance charges and loss on debt extinguishment				1,255,918
Change in the valuation allowance			1,640,338	1,884,554
Total income tax expense/(benefit)